INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	2020	2019
Audiovisual content	$138.0	$119.3
Finished goods	83.6	93.5
Raw materials and supplies	29.1	27.6
	$250.7	$240.4